Long-term investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Long-term investments
Balance as of beginning of the year		¥ 58,038	¥ 6,439
Investments made		56,500	54,259
Loss from equity method investments	$ (1,171)	(8,149)	(2,652)	¥ (2,455)
Less: Foreign currency translation adjustments		2,214	(8)
Balance as of end of the year	$ 15,600	108,603	58,038	6,439
Cost Method
Long-term investments
Balance as of beginning of the year		35,000
Investments made		50,000	35,000
Balance as of end of the year		85,000	35,000
Equity Method
Long-term investments
Balance as of beginning of the year		23,038	6,439
Investments made		6,500	19,259
Loss from equity method investments		(8,149)	(2,652)
Less: Foreign currency translation adjustments		2,214	(8)
Balance as of end of the year		¥ 23,603	¥ 23,038	¥ 6,439